INCOME TAX (Tables) - ROMAN DBDR TECH ACQUISITION CORP.	4 Months Ended
Dec. 31, 2020
Schedule of net deferred tax liability

December 31,
2020
Deferred tax asset (liability)
Organizational/Start-up costs	$24,416
Net operating loss carryforward	10,449
Unrealized gain on marketable securities	(193)
Total deferred tax assets, net	34,672
Valuation Allowance	(34,672)
Deferred tax liability, net of valuation allowance	$—

Schedule of income tax provision

December 31,
2020
Federal
Current	$—
Deferred	(34,672)
State and Local
Current	—
Deferred	—
Change in valuation allowance	34,672
Income tax provision	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

December 31,
2020
Statutory federal income tax rate	21.0%
Warrant issuance costs	(2.8)%
Expenses related to warrants	(2.6)%
Change in fair value of warrant liability	(15.0)%
Change in valuation allowance	(0.6)%
Income tax provision	(0.0)%